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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address: Two Seaport Lane
         Boston, MA 02210-2021

13F File Number: 028-06538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone: (617) 261-9324

Signature, Place and Date of Signing:


/s/ James J. Finnegan            Boston, Massachuetts            August 10, 2007
---------------------               [City, State]                    [Date]
      [Signature]

Report Type (Check only one.):

|_| 13F HOLDING REPORT.

|_| 13F NOTICE.

|X| 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER:   NAME

028-01190               Frank Russell Company
028-04037               Pioneer Investment Management, Inc.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 4

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 4,529,655

List of Other Included Managers:

NO.   FORM 13 FILE NUMBER   NAME

1     028-06536             AEW Capital Management, Inc.
2     028-10256             AEW Management and Advisors, L.P.
3     028-10257             AEW Investment Group, Inc.
4     028-06808             IXIS Asset Management US Group, L.P.

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                           FORM 13F INFORMATION TABLE
                NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT
                                     6/30/07

                              TITLE                                                                           VOTING AUTHORITY
                                OF              VALUE      SH OR    SH/ PUT/   INVESTMENT      OTHER    ----------------------------
       NAME OF ISSUER         CLASS   CUSIP    (X$1000)   PRN AMT   PRN CALL   DISCRETION     MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp             COM   00163T109   148,739   2,794,800  SH      Shared-Defined 01 02 03 04  1,837,500     --    957,300
American Campus Communities   COM   024835100     5,242     185,300  SH      Shared-Defined 01 02 03 04    168,700     --     16,600
Apartment Invt & Mgmt         COM   03748r101    34,512     684,500  SH      Shared-Defined 01 02 03 04    550,700     --    133,800
Archstone-Smith Trust         COM   039583109   199,319   3,372,000  SH      Shared-Defined 01 02 03 04  2,508,600     --    863,400
Ashford Hospitality Trust     COM   044103109    20,829   1,771,200  SH      Shared-Defined 01 02 03 04  1,479,200     --    292,000
Avalon Bay Communities        COM   053484101   176,382   1,483,700  SH      Shared-Defined 01 02 03 04  1,066,400     --    417,300
Biomed Realty Trust Inc.      COM   09063H107    28,775   1,145,500  SH      Shared-Defined 01 02 03 04    971,000     --    174,500
Boston Properties Inc.        COM   101121101   294,931   2,887,800  SH      Shared-Defined 01 02 03 04  2,044,500     --    843,300
Brandywine Realty Trust       COM   105368203   104,015   3,639,450  SH      Shared-Defined 01 02 03 04  2,516,750     --  1,122,700
Brookfield Properties         COM   112900105   131,478   5,408,400  SH      Shared-Defined 01 02 03 04  3,817,200     --  1,591,200
Camden Property Trust         COM   133131102   146,269   2,184,100  SH      Shared-Defined 01 02 03 04  1,580,900     --    603,200
Cedar Shopping Centers        COM   150602209    23,742   1,654,500  SH      Shared-Defined 01 02 03 04  1,457,400     --    197,100
Corporate Office Properties   COM   22002t108    37,450     913,200  SH      Shared-Defined 01 02 03 04    756,400     --    156,800
DCT Industrial Trust Inc.     COM   233153105    58,953   5,478,900  SH      Shared-Defined 01 02 03 04  4,677,100           801,800
Developers Diversified        COM   251591103   123,157   2,336,500  SH      Shared-Defined 01 02 03 04  1,950,600     --    385,900
Digital Realty Trust          COM   253868103    16,704     443,300  SH      Shared-Defined 01 02 03 04    354,000     --     89,300
Eastgroup Properties          COM   277276101     5,201     118,700  SH      Shared-Defined 01 02 03 04    118,700     --         --
Entertainment Pptys Tr        COM   29380T105     9,949     185,000  SH      Shared-Defined 01 02 03 04    185,000     --         --
Equity One Inc.               COM   294752100     5,059     198,000  SH      Shared-Defined 01 02 03 04    198,000     --         --
Equity Residential            COM   29476L107   243,979   5,346,900  SH      Shared-Defined 01 02 03 04  3,834,500     --  1,512,400
Extra Space Storage Inc.      COM   30225T102    49,314   2,988,700  SH      Shared-Defined 01 02 03 04  2,537,100     --    451,600
Federal Realty Invs Trust     COM   313747206   135,944   1,759,567  SH      Shared-Defined 01 02 03 04  1,175,700     --    583,867
First Potomac Realty Trust    COM   33610F109    31,607   1,357,100  SH      Shared-Defined 01 02 03 04  1,188,800     --    168,300
General Growth Prop           COM   370021107    61,507   1,161,600  SH      Shared-Defined 01 02 03 04    959,600     --    202,000
Glimcher Realty Trust         COM   379302102     4,900     196,000  SH      Shared-Defined 01 02 03 04    196,000     --         --
HRPT Properties Trust         COM   40426W101    47,207   4,539,100  SH      Shared-Defined 01 02 03 04  3,916,200           622,900
Health Care Pprys Invest Inc. COM   421915109    62,286   2,153,000  SH      Shared-Defined 01 02 03 04  1,370,600     --    782,400
Health Care Reit Inc.         COM   42217K106       141       3,500  SH      Shared-Defined 01 02 03 04      3,500     --         --
Healthcare Realty Trust Inc.  COM   421946104    30,069   1,082,400  SH      Shared-Defined 01 02 03 04    996,000     --     86,400
Highwoods Properties          COM   431284108    59,542   1,587,800  SH      Shared-Defined 01 02 03 04  1,351,200     --    236,600
Hilton Hotels Corp.           COM   432848109   113,443   3,389,400  SH      Shared-Defined 01 02 03 04  2,413,700     --    975,700
Home Properties of NY Inc     COM   437306103    14,774     284,500  SH      Shared-Defined 01 02 03 04    235,800     --     48,700
Hospitality Properties        COM   44106m102    15,741     379,400  SH      Shared-Defined 01 02 03 04    330,400     --     49,000
Host Hotels & Resorts         COM   44107P104   183,194   7,923,600  SH      Shared-Defined 01 02 03 04  5,811,400     --  2,112,200
ISTAR Financial Inc           COM   45031U101    42,889     967,500  SH      Shared-Defined 01 02 03 04    836,900     --    130,600
Kilroy Realty Corp.           COM   49427f108    67,843     957,700  SH      Shared-Defined 01 02 03 04    824,000     --    133,700

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Kimco Realty Corp.            COM   49446r109    47,420   1,245,599  SH      Shared-Defined 01 02 03 04  1,022,799     --    222,800
Kite Realty Group             COM   49803T102     5,202     273,500  SH      Shared-Defined 01 02 03 04    210,800     --     62,700
Lexington Corporate Pptys     COM   529043101     3,952     190,000  SH      Shared-Defined 01 02 03 04    190,000     --         --
Liberty Property Trust        COM   531172104   190,098   4,327,300  SH      Shared-Defined 01 02 03 04  3,064,900     --  1,262,400
Macerich Company (the)        COM   554382101   160,975   1,953,100  SH      Shared-Defined 01 02 03 04  1,412,100     --    541,000
Mack Cali Realty Corp         COM   554489104     7,193     165,400  SH      Shared-Defined 01 02 03 04    165,400     --         --
Mid-America Apartment         COM   59522j103     5,248     100,000  SH      Shared-Defined 01 02 03 04    100,000     --         --
Municipal Mortgage and Equity COM   62624B101     2,645     108,500  SH      Shared-Defined 01 02 03 04    108,500     --         --
National Retail Properties    COM   637417106     4,918     225,000  SH      Shared-Defined 01 02 03 04    225,000     --         --
Nationwide Health Properties
   Inc.                       COM   638620104    64,298   2,363,900  SH      Shared-Defined 01 02 03 04  1,986,400     --    377,500
Omega Healthcare Investors    COM   681936100    30,034   1,897,300  SH      Shared-Defined 01 02 03 04  1,788,000     --    109,300
PS Business Parks Inc         COM   69360j107    36,355     573,700  SH      Shared-Defined 01 02 03 04    466,500     --    107,200
Parkway Properties Inc/Md     COM   70159q104     6,460     134,500  SH      Shared-Defined 01 02 03 04    134,500     --         --
Plum Creek Timber Co.         COM   729251108     8,007     192,200  SH      Shared-Defined 01 02 03 04    150,900     --     41,300
Prologis Trust                COM   743410102   101,936   1,791,500  SH      Shared-Defined 01 02 03 04  1,459,600     --    331,900
Public Storage Inc.           COM   74460d109   178,023   2,317,400  SH      Shared-Defined 01 02 03 04  1,672,600     --    644,800
Ramco Gershenson Properties   COM   751452202     4,851     135,000  SH      Shared-Defined 01 02 03 04    135,000     --         --
Realty Income Corp            COM   756109104    20,739     823,300  SH      Shared-Defined 01 02 03 04    776,000     --     47,300
Regency Centers Corp.         COM   758849103   135,959   1,926,500  SH      Shared-Defined 01 02 03 04  1,296,100     --    632,400
Senior Housing Properties
   Trust                      COM   81721M109    10,413     511,700  SH      Shared-Defined 01 02 03 04    511,700
Simon Property Group          COM   828806109   368,438   3,960,000  SH      Shared-Defined 01 02 03 04  2,875,400     --  1,084,600
Spirit Finance Corp.          COM   848568309    20,645   1,417,900  SH      Shared-Defined 01 02 03 04  1,152,800     --    265,100
Starwood Hotels & Resorts     COM   85590A401    61,825     921,800  SH      Shared-Defined 01 02 03 04    635,600     --    286,200
Tanger Factory Outlets        COM   875465106     3,895     104,000  SH      Shared-Defined 01 02 03 04    104,000     --         --
Taubman Centers Inc.          COM   876664103    63,129   1,272,500  SH      Shared-Defined 01 02 03 04  1,072,600     --    199,900
Thomas Pptys Group Inc Com    COM   884453101     2,766     173,100  SH      Shared-Defined 01 02 03 04    173,100                --
UDR Inc.                      COM   902653104    43,261   1,644,900  SH      Shared-Defined 01 02 03 04  1,360,500           264,400
Ventas Inc.                   COM   92276F100     5,437     150,000  SH      Shared-Defined 01 02 03 04    150,000                --
Vomado Realty Trust.          COM   929042109   200,447   1,824,900  SH      Shared-Defined 01 02 03 04  1,319,900           505,000
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Column Totals                                 4,529,655 105,689,116                                     81,960,749     -- 23,728,367
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